Condensed Financial Information of Registrant (Parent Company Only) - Schedule of Condensed Balance Sheets (Detail) - USD ($)	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Non-current assets:
Total assets	$ 1,930,322,000	$ 1,788,263,000		$ 1,779,180,000
Total assets	1,930,322,000	1,788,263,000		1,779,180,000
LIABILITIES AND MEMBER'S EQUITY
Total liabilities	660,809,000	1,298,240,000		1,273,627,000
Additional paid-in capital	1,488,474,000	652,493,000		648,129,000
Accumulated deficit	(219,116,000)	(162,578,000)		(142,576,000)
Total stockholders' equity	1,269,513,000	490,023,000	$ 490,355,000	505,553,000	$ 456,373,000
Total liabilities and stockholders' equity	1,930,322,000	1,788,263,000		1,779,180,000
Stockholders' equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized and no shares issued and outstanding at June 30, 2020 and September 30, 2019, respectively	0
Additional paid-in capital	1,488,474,000	652,493,000		648,129,000
Accumulated deficit	(219,116,000)	(162,578,000)		(142,576,000)
Total stockholders' equity	1,269,513,000	490,023,000	490,355,000	505,553,000	$ 456,373,000
Total liabilities and stockholders' equity	1,930,322,000	1,788,263,000		1,779,180,000
Previously Reported [Member]
LIABILITIES AND MEMBER'S EQUITY
Additional paid-in capital		652,601,000
Stockholders' equity:
Additional paid-in capital		652,601,000
Parent Company [Member]
Non-current assets:
Investment in subsidiaries	1,269,513,000	490,023,000		505,553,000
Total non-current assets	1,269,513,000	490,023,000		505,553,000
Total assets	1,269,513,000	490,023,000		505,553,000
Total assets	1,269,513,000	490,023,000		505,553,000
LIABILITIES AND MEMBER'S EQUITY
Total liabilities	0	0		0
Additional paid-in capital	1,488,474,000	652,493,000		648,129,000
Accumulated deficit	(219,116,000)	(162,578,000)		(142,576,000)
Total stockholders' equity	1,269,513,000	490,023,000		505,553,000
Total liabilities and stockholders' equity	1,269,513,000	490,023,000		505,553,000
Stockholders' equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized and no shares issued and outstanding at June 30, 2020 and September 30, 2019, respectively
Additional paid-in capital	1,488,474,000	652,493,000		648,129,000
Accumulated deficit	(219,116,000)	(162,578,000)		(142,576,000)
Total stockholders' equity	1,269,513,000	490,023,000		505,553,000
Total liabilities and stockholders' equity	1,269,513,000	490,023,000		505,553,000
Parent Company [Member] | Previously Reported [Member]
Non-current assets:
Investment in subsidiaries		490,023,000
Total non-current assets		490,023,000
Total assets		490,023,000
Total assets		490,023,000
LIABILITIES AND MEMBER'S EQUITY
Total liabilities		0
Additional paid-in capital		652,601,000
Accumulated deficit		(162,578,000)
Total stockholders' equity		490,023,000
Total liabilities and stockholders' equity		490,023,000
Stockholders' equity:
Additional paid-in capital		652,601,000
Accumulated deficit		(162,578,000)
Total stockholders' equity		490,023,000
Total liabilities and stockholders' equity		490,023,000
Common Class A [Member]
LIABILITIES AND MEMBER'S EQUITY
Member's equity: 108,162,741 and 108,162,741 units issued and outstanding at September 30, 2019 and 2018, respectively	122,000	75,000
Total stockholders' equity	122,000	75,000	75,000	75,000
Stockholders' equity:
Class A common stock, $0.001 par value; 1,100,000,000 shares authorized, 121,566,577 shares issued and outstanding at June 30, 2020 and 75,093,778 shares issued and outstanding at September 30, 2019	122,000	75,000
Total stockholders' equity	122,000	75,000	75,000	75,000
Common Class A [Member] | Parent Company [Member]
LIABILITIES AND MEMBER'S EQUITY
Member's equity: 108,162,741 and 108,162,741 units issued and outstanding at September 30, 2019 and 2018, respectively	122	75
Stockholders' equity:
Class A common stock, $0.001 par value; 1,100,000,000 shares authorized, 121,566,577 shares issued and outstanding at June 30, 2020 and 75,093,778 shares issued and outstanding at September 30, 2019	122	75
Common Class B [Member]
LIABILITIES AND MEMBER'S EQUITY
Member's equity: 108,162,741 and 108,162,741 units issued and outstanding at September 30, 2019 and 2018, respectively	33,000	33,000
Total stockholders' equity	33,000	33,000	33,000	33,000
Stockholders' equity:
Class A common stock, $0.001 par value; 1,100,000,000 shares authorized, 121,566,577 shares issued and outstanding at June 30, 2020 and 75,093,778 shares issued and outstanding at September 30, 2019	33,000	33,000
Total stockholders' equity	33,000	33,000	$ 33,000	$ 33,000
Common Class B [Member] | Parent Company [Member]
LIABILITIES AND MEMBER'S EQUITY
Member's equity: 108,162,741 and 108,162,741 units issued and outstanding at September 30, 2019 and 2018, respectively	33	33
Stockholders' equity:
Class A common stock, $0.001 par value; 1,100,000,000 shares authorized, 121,566,577 shares issued and outstanding at June 30, 2020 and 75,093,778 shares issued and outstanding at September 30, 2019	$ 33	$ 33